Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001475456
Registrant Name	GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A